Subsidiaries (Tables)	12 Months Ended
Sep. 30, 2024
Subsidiaries
Schedule of company's subsidiaries

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	3 Orchard Place, London, SW1H 0BF, United Kingdom	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit Italia S.R.L	Via Delle Quattro Fontane, 20, 00184 Roma	Italy	100
Arqit Quantum (Singapore) Pte. Ltd	68 Circular Road, #02-01, Singapore, 049422, Singapore	Singapore	100